FIRST INVESTORS CORPORATION
95 Wall Street
New York, New York 10005
(212) 858-8120



                                                     May 1, 1997




Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

                  Re:  First Investors Single Payment and Periodic
                           Payment Plans for the Accumulation of
                           Shares of First Investors Global Fund, Inc.
                           File Nos. 2-10946 and 811-575
Gentlemen:

          Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors Corporation, sponsor of First Investors Single Payment and Periodic Payment Plans for the Accumulation of Shares of First Investors Global Fund, Inc. (the "Plan"), hereby certifies:

         (1) The form of Prospectus that would have been filed under Rule 497(b) of the Act would not have differed from that contained in Post-Effective
Amendment No. 71 to the Plan's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

         (2)  The  text  of   Post-Effective   Amendment   No.   71  was   filed
electronically with the Commission.

                                               Very truly yours,

                                               FIRST INVESTORS CORPORATION



                                               By: /s/Larry R. Lavoie
                                                  ------------------------
                                                      Larry R. Lavoie,
                                                                Secretary